Share Capital - Schedule of Issued share capital (Detail) $ in Thousands, $ in Thousands		1 Months Ended	2 Months Ended		12 Months Ended
	Jun. 26, 2020 shares	Dec. 31, 2019 shares	Mar. 13, 2020 HKD ($) shares	Mar. 13, 2020 USD ($) shares	Apr. 30, 2022 HKD ($) shares	Apr. 30, 2021 HKD ($) shares	Apr. 30, 2020 HKD ($) shares
Disclosure of classes of share capital [line items]
Issuance of shares			$ 898,045	$ 115,000		$ 1,346,971	$ 898,045
Exercise of warrants | $							95,634
Acquisitions of subsidiaries | $						98,696
Component Of Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance at Beginning | $							$ 7,750,000
Balance at Beginning, Shares							10,000,000,000
Issuance of shares | $						13	$ 37
Exercise of warrants | $							1
Acquisitions of subsidiaries | $						1
Ending Balance | $					$ 67,618,142	$ 67,618,142	$ 49,526,667
Share split							9,999
Exercise of warrants							1,226,667
Issuance upon incorporation							1
Issuance of shares, Shares						17,350,000	48,290,000
Share-based compensation, Shares						38,710
Acquisitions of subsidiaries, Shares						702,765
Balance ending , Shares					52	52	38
Class A ordinary shares [member]
Disclosure of classes of share capital [line items]
Issuance of shares, Shares			9,500,000	9,500,000
Transfer of shares, Shares	14,598,000
Class A ordinary shares [member] | Component Of Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance at Beginning | $							$ 6,200,000
Balance at Beginning, Shares							8,000,000,000
Issuance of shares | $						$ 13	$ 7
Exercise of warrants | $							1
Acquisitions of subsidiaries | $						1
Transfer Of Shares | $					$ (31)	11
Ending Balance | $					$ 1,968,142	$ 43,416,142	$ 10,726,667
Exercise of warrants							1,226,667
Issuance of shares, Shares						17,350,000	9,500,000
Share-based compensation, Shares						38,710
Acquisitions of subsidiaries, Shares						702,765
Transfer of shares, Shares					(41,448,000)	14,598,000
Balance ending , Shares					2	33	8
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Issuance of shares, Shares		10,000	2,000,000	2,000,000
Class B Ordinary Shares [Member] | Component Of Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance at Beginning | $							$ 1,550,000
Balance at Beginning, Shares							2,000,000,000
Issuance of shares | $							$ 30
Transfer Of Shares | $					$ 31	$ (11)
Ending Balance | $					$ 65,650,000	$ 24,202,000	$ 38,800,000
Share split							9,999
Issuance upon incorporation							1
Issuance of shares, Shares							38,790,000
Transfer of shares, Shares					41,448,000	(14,598,000)
Balance ending , Shares					50	19	30